Financing Receivables (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Schedule of financing receivables [Line items]
Amount of nonaccrual status loan	¥ 38,525	¥ 40,565
Related allowance, recorded investment	31,785	35,721
Related allowance, total unpaid principal balance	33,490	38,103
Related allowance	¥ 1,676	¥ 2,693